Merger - Summary of Fair Value of Consideration Paid (Parenthetical) (Detail) - $ / shares	Sep. 18, 2021	Sep. 17, 2021	Dec. 10, 2020
GNB Financial Services Inc [Member]
Business Acquisition [Line Items]
Business Acquisition, Share Price	$ 7.3064	$ 12.9	$ 7.3064